                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 6-30-2003

Check here if Amendment: |X|; Amendment Number:   1

This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name: Kramer Spellman, L.P.
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Address: 600 Madison Ave. 18th Fl. NY NY 10022
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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ezra Levy
     --------------------------------------------------------------------------

Title: CFO
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Phone: 212 421-3737
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Signature, Place, and Date of Signing:


/s/ Ezra Levy                 New York, NY                      8-13-2003
---------------------       ----------------------        ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total: $
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

Kramer Spellman, L.P.
PORTFOLIO APPRAISAL
30-Jun-03


                                                       Unit          Market      Market
Security                                               Quantity      Price       Value        CUSIP
------------                                           -----------   ----------  ----------   -----------

COMMON STOCK
------------

Allstate Corp.                                               10000        35.65      356500     020002101
                                                       -----------   ----------  ----------   -----------
                                                             10000        35.65      356500

AmBase Corp.                                                282800          0.9      254520     023164106
                                                       -----------   ----------  ----------   -----------
                                                            282800          0.9      254520

American Financial Realty Trust                             169000        14.91     2519790     02607P305
                                                       -----------   ----------  ----------   -----------
                                                            169000        14.91     2519790

AutoNation, Inc.                                             40000        15.72      628800     05329W102
                                                       -----------   ----------  ----------   -----------
                                                             40000        15.72      628800

Banco Latinamericano de Exportaciones, SA                   120000         7.97      956400     013764123
                                                       -----------   ----------  ----------   -----------
                                                            120000         7.97      956400

Bank of N.T. Butterfield & Son, Ltd.                         13820         34.5      476790     G0770K103
                                                       -----------   ----------  ----------   -----------
                                                             13820         34.5      476790

BankAmerica Corporation                                       5000        79.03      395150     060505104
                                                       -----------   ----------  ----------   -----------
                                                              5000        79.03      395150

BankAtlantic Bancorp                                         10000        11.89      118900     065908501
                                                       -----------   ----------  ----------   -----------
                                                             10000        11.89      118900

CNA Financial Corp.                                          18000         24.6      442800     126117100
                                                       -----------   ----------  ----------   -----------
                                                             18000         24.6      442800

Ceres Group, Inc.                                          1678562         2.76     4632831     156772105
                                                       -----------   ----------  ----------   -----------
                                                           1678562         2.76     4632831

Chicago Bridge & Iron Company, N.V.                          10000        22.68      226800     167250109
                                                       -----------   ----------  ----------   -----------
                                                             10000        22.68      226800

Citigroup, Inc.                                              10000         42.8      428000     172967101
                                                       -----------   ----------  ----------   -----------
                                                             10000         42.8      428000

Countrywide Credit Industries, Inc.                          62000        69.57     4313340     222372104
                                                       -----------   ----------  ----------   -----------
                                                             62000        69.57     4313340

DepoMed, Inc.                                                88000          4.8      422400     249908104
                                                       -----------   ----------  ----------   -----------
                                                             88000          4.8      422400

First Investors Financial Services Group                    121400         4.14      502596     32058A101
                                                       -----------   ----------  ----------   -----------
                                                            121400         4.14      502596

Fog Cutter Capital Group, Inc.                               21200          5.3      112339     34416Q109
                                                       -----------   ----------  ----------   -----------
                                                             21200          5.3      112339

Friedman, Billings, Ramsey Group, Inc.                       67600         13.4      905840     358434108
                                                       -----------   ----------  ----------   -----------
                                                             67600         13.4      905840

Hawthorne Financial Corp.                                    13000        34.67      450710     420542102
                                                       -----------   ----------  ----------   -----------
                                                             13000        34.67      450710

Hudson City Bancorp, Inc.                                    10000         25.5      255000     443683107
                                                       -----------   ----------  ----------   -----------
                                                             10000         25.5      255000

IPC Holdings, Ltd.                                           36000        33.51     1206360     G4933P101
                                                       -----------   ----------  ----------   -----------
                                                             36000        33.51     1206360

Information Resources, Inc.                                  57000         3.93      224010     456905108
                                                       -----------   ----------  ----------   -----------
                                                             57000         3.93      224010

John Hancock Financial Services, Inc.                        30000        30.73      921900     41014S106
                                                       -----------   ----------  ----------   -----------
                                                             30000        30.73      921900

LNR Property Corp.                                           16000         37.4      598400     501940100
                                                       -----------   ----------  ----------   -----------
                                                             16000         37.4      598400

Lincoln National Corp.                                        7000        35.63      249410     534187109
                                                       -----------   ----------  ----------   -----------
                                                              7000        35.63      249410

Meadowbrook Insurance Group, Inc.                          1335500         3.17     4233535     58319P108
                                                       -----------   ----------  ----------   -----------
                                                           1335500         3.17     4233535

Medallion Financial Corp.                                   100900         6.97      703273     583928106
                                                       -----------   ----------  ----------   -----------
                                                            100900         6.97      703273

Mego Financial Corp.                                         75000         0.25       18750     585162308
                                                       -----------   ----------  ----------   -----------
                                                             75000         0.25       18750

Metris Companies, Inc.                                      248500         5.55     1379175     591598107
                                                       -----------   ----------  ----------   -----------
                                                            248500         5.55     1379175

Munich Re                                                     5000       102.22      511100       5294121
                                                       -----------   ----------  ----------   -----------
                                                              5000       102.22      511100

Nationwide Financial Services, Inc.                          10000         32.5      325000     638612101
                                                       -----------   ----------  ----------   -----------
                                                             10000         32.5      325000

New Century Financial Corp.                                  17500        43.44      760200     64352D101
                                                       -----------   ----------  ----------   -----------
                                                             17500        43.44      760200

Newhall Land & Farming Company                               19500        30.25      589875     651426108
                                                       -----------   ----------  ----------   -----------
                                                             19500        30.25      589875

Ocwen Financial Corp.                                       759408         4.54     3447712     675746101
                                                       -----------   ----------  ----------   -----------
                                                            759408         4.54     3447712

Pacific Union Bank                                           20901        13.08      273382     695025106
                                                       -----------   ----------  ----------   -----------
                                                             20901        13.08      273382

Penn-America Group, Inc.                                     49300        11.25      554625     707247102
                                                       -----------   ----------  ----------   -----------
                                                             49300        11.25      554625

Pennfed Financial Services, Inc.                             21500        27.75      596625     708167101
                                                       -----------   ----------  ----------   -----------
                                                             21500        27.75      596625

Platinum Underwriters Holdings, Ltd.                         35000        27.14      949900     014977503
                                                       -----------   ----------  ----------   -----------
                                                             35000        27.14      949900

Progressive Corp.                                             3000         73.1      219300     743315103
                                                       -----------   ----------  ----------   -----------
                                                              3000         73.1      219300

Prudential Financial, Inc.                                   15000        33.65      504750     744320102
                                                       -----------   ----------  ----------   -----------
                                                             15000        33.65      504750

RAIT Investment Trust                                        10700         26.5      283550     749227104
                                                       -----------   ----------  ----------   -----------
                                                             10700         26.5      283550

Resource America, Inc.                                      189958        10.36     1967965     761195205
                                                       -----------   ----------  ----------   -----------
                                                            189958        10.36     1967965

Revlon, Inc.                                                 56500            3      169500     761525500
                                                       -----------   ----------  ----------   -----------
                                                             56500            3      169500

Safety Insurance Group, Inc.                                 52600        14.71      773746     78648T100
                                                       -----------   ----------  ----------   -----------
                                                             52600        14.71      773746

Scottish Annuity & Life Holdings, Ltd.                       43000        20.21      869030     013392862
                                                       -----------   ----------  ----------   -----------
                                                             43000        20.21      869030

Sovereign Bancorp, Inc.                                      32100        15.65      502365     845905108
                                                       -----------   ----------  ----------   -----------
                                                             32100        15.65      502365

State Auto Financial Corp.                                   10000        22.46      224600     855707105
                                                       -----------   ----------  ----------   -----------
                                                             10000        22.46      224600

The Hartford Financial Services Group                        10000        50.36      503600     416515104
                                                       -----------   ----------  ----------   -----------
                                                             10000        50.36      503600

The PMI Group, Inc.                                          25000        26.84      671000     69344M101
                                                       -----------   ----------  ----------   -----------
                                                             25000        26.84      671000

The Phoenix Companies, Inc.                                  48000         9.03      433440     7.19E+113
                                                       -----------   ----------  ----------   -----------
                                                             48000         9.03      433440

Toll Brothers, Inc.                                          15000        28.31      424650     889478103
                                                       -----------   ----------  ----------   -----------
                                                             15000        28.31      424650

Torchmark Corp.                                               8000        37.25      298000     891027104
                                                       -----------   ----------  ----------   -----------
                                                              8000        37.25      298000

Tyco International, Ltd.                                     50000        18.98      949000     902124106
                                                       -----------   ----------  ----------   -----------
                                                             50000        18.98      949000

Union Acceptance Corp.                                      515300         0.31      157167     904832102
                                                       -----------   ----------  ----------   -----------
                                                            515300         0.31      157167

UnionBanCal Corp.                                             8000        41.37      330960     908906100
                                                       -----------   ----------  ----------   -----------
                                                              8000        41.37      330960

UnumProvident Corporation                                   129000        13.41     1729890     91529Y106
                                                       -----------   ----------  ----------   -----------
                                                            129000        13.41     1729890

White Mountains Insurance Group Ltd.                          2100          399      837900     011768822
                                                       -----------   ----------  ----------   -----------
                                                              2100          399      837900

Willis Lease Finance Corporation                             85900         4.63      397717     970646105
                                                       -----------   ----------  ----------   -----------
                                                             85900         4.63      397717

Taylor Capital Trt-9.75% Pfd                                 10000         28.3      283000     87216N205
                                                       -----------   ----------  ----------   -----------
                                                             10000         28.3      283000